Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	54 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 21, 2020	Mar. 31, 2020	Jan. 13, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000012036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 35,445.86	$ 35,445.86	$ 35,445.86	$ 35,445.86	$ 35,445.86		$ 32,085.88		$ 23,949.76		$ 26,259.39		$ 22,417.75			$ 14,546.98		$ 15,061.31	$ 13,660.43	$ 12,104.41	$ 10,342.73	$ 10,000
Average Annual Return, Percent	10.47%		19.50%		13.49%
C000012037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 22,349	22,349	$ 22,349	22,349	$ 22,349		22,982		18,639		19,646		18,798			10,252		13,234	12,911	11,638	9,633	10,000
Average Annual Return, Percent	(2.76%)		16.87%		8.37%
C000012041 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 36,402	36,402	$ 36,402	36,402	$ 36,402		33,017		24,734		29,263		24,811			15,591		16,015	14,224	11,908	10,336	10,000
Average Annual Return, Percent	10.25%		18.48%		13.79%
C000012042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 25,777	25,777	$ 25,777	25,777	$ 25,777		24,782		19,769		19,837		17,650			11,759		13,414	12,680	11,792	9,956	10,000
Average Annual Return, Percent	4.02%		17.00%		9.93%
C000012043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 20,579	20,579	$ 20,579	20,579	$ 20,579		21,317		18,391		20,188		19,964			10,226		13,798	13,590	12,058	9,681	10,000
Average Annual Return, Percent	(3.46%)		15.01%		7.48%
C000012046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 19,169.18	19,169.18	$ 19,169.18	19,169.18	$ 19,169.18		19,834.43		17,794.58		19,150.32		18,523.78			9,121.42		13,172.29	13,266.96	12,019.57	9,678.38	10,000
Average Annual Return, Percent	(3.35%)		16.01%		6.72%
C000012065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 20,431.11	20,431.11	$ 20,431.11	20,431.11	$ 20,431.11		20,019.92		16,659.5		18,381.24		16,531.4			9,533.54		12,590.92	12,249.82	11,526.11	9,644.45	10,000
Average Annual Return, Percent	2.06%		16.47%		7.41%
C000012069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 25,793	25,793	$ 25,793	25,793	$ 25,793		24,767		19,811		19,902		17,718			11,611		13,399	12,661	11,771	9,795	10,000
Average Annual Return, Percent	4.14%		17.31%		9.94%
C000012070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 35,248	35,248	$ 35,248	35,248	$ 35,248		32,282		24,190		28,412		24,278			15,142		15,697	14,022	11,750	10,131	10,000
Average Annual Return, Percent	9.19%		18.41%		13.43%
C000012071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 30,026	30,026	$ 30,026	30,026	$ 30,026		28,057		21,729		23,806		21,302			13,132		14,477	13,332	11,732	9,953	10,000
Average Annual Return, Percent	7.02%		17.99%		11.62%
C000036528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,449	13,449	$ 13,449	13,449	$ 13,449		13,255		12,035		13,224		13,313			10,411		11,428	11,094	10,833	10,292	10,000
Average Annual Return, Percent	1.46%		5.26%		3.01%
C000042584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 19,254	19,254	$ 19,254	19,254	$ 19,254		15,707.82		14,930.8		19,604.38		14,868.4			10,756.44		13,321.22	10,494.17	11,094.83	11,060.86	10,000
Average Annual Return, Percent	22.58%		12.35%		6.77%
C000042587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,122	12,122	$ 12,122	12,122	$ 12,122		11,455		9,798		13,241		13,462			6,615		13,723	12,313	11,943	9,235	10,000
Average Annual Return, Percent	5.82%		12.88%		1.94%
C000079751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 45,103	45,103	$ 45,103	45,103	$ 45,103		41,598		29,402		33,261		28,050			17,417		16,820	14,871	12,246	10,552	10,000
Average Annual Return, Percent	8.43%		20.96%		16.26%
C000079752 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 34,696	34,696	$ 34,696	34,696	$ 34,696		31,747		23,999		26,200		22,689			14,538		15,182	13,768	12,019	10,240	10,000
Average Annual Return, Percent	9.29%		19.00%		13.25%
C000079753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 24,017	24,017	$ 24,017	24,017	$ 24,017		21,892		18,270		19,106		17,127			11,601		13,446	12,575	11,760	9,909	10,000
Average Annual Return, Percent	9.71%		15.66%		9.16%
C000215209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 21,438	21,438	$ 21,438	$ 21,438	$ 21,438		19,910		13,747		14,858		13,116			8,146	$ 10,000
Average Annual Return, Percent	7.67%		21.35%	15.75%
C000221870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 17,843	$ 17,843	$ 17,843	$ 17,843	17,843	$ 18,370	16,621	$ 13,312	12,597	$ 10,848	13,800	$ 13,182	12,027	$ 10,162	$ 10,000
Average Annual Return, Percent	7.35%	13.66%
C000221871 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,431.3	$ 16,431.3	16,431.3	16,431.3	16,431.3	17,674.17	17,083.16	13,969.37	13,953.73	12,094.51	14,742.32	14,481.34	14,329.08	10,174.67	10,000
Average Annual Return, Percent	(3.81%)	11.60%
C000221874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,994	$ 15,994	15,994	15,994	15,994	17,590	16,344	13,795	14,055	12,579	15,459	15,602	15,532	10,123	10,000
Average Annual Return, Percent	(2.14%)	10.94%
S And P Total Market IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index™
Account Value	$ 17,484.83611	$ 17,484.83611	$ 17,484.83611	17,484.83611	$ 17,484.83611	17,894.82835	16,327.63147	13,231.89696	12,622.63381	10,981.9221	13,836.65029	13,401.5311	12,390.50775	10,143	10,000	13,199.4049427175		14,548.7840423288	13,389.5014506276	11,762.0392065444	9,960.74605793314	10,000
Average Annual Return, Percent	7.09%	13.15%	18.08%		11.72%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 30,515	$ 30,515	$ 30,515	30,515	$ 30,515		28,460		22,012		24,078		21,513			13,236		14,566	13,392	11,766	9,966	10,000
Average Annual Return, Percent	7.22%		18.18%		11.80%
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 18,841	18,841	$ 18,841	$ 18,841	$ 18,841		17,417		13,371		14,608		12,803			8,035	10,000	14,792.20986	13,512.2698	11,849.66315	10,089.65067	10,000
Average Annual Return, Percent	8.17%		18.58%	12.53%	12.41%
S And P 100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 100®
Account Value	$ 36,133.841672764	36,133.841672764	$ 36,133.841672764	$ 36,133.841672764	$ 36,133.841672764		32,641.1437779314		24,315.7213462106		26,608.2078597011		22,668.6146840646			14,684.7665265445		15,161.4196003203	13,726.7786894223	12,144.5367908948	10,357.8181390502	10,000
Average Annual Return, Percent	10.70%		19.73%		13.71%
S And P MidCap 400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400®
Account Value	$ 22,467	22,467	$ 22,467	22,467	$ 22,467		23,090		18,722		19,733		18,867			10,284		13,272	12,936	11,657	9,640	10,000
Average Annual Return, Percent	(2.71%)		16.91%		8.43%
S And P 500 Growth IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth Index™
Account Value	$ 37,051	37,051	$ 37,051	37,051	$ 37,051		33,543		25,083		29,623		25,071			15,726		16,124	14,299	11,947	10,353	10,000
Average Annual Return, Percent	10.46%		18.70%		13.99%
S And P 500 Value IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index™
Account Value	$ 26,204	26,204	$ 26,204	26,204	$ 26,204		25,144		20,022		20,054		17,814			11,846		13,493	12,737	11,827	9,968	10,000
Average Annual Return, Percent	4.21%		17.21%		10.11%
S And P SmallCap 600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600®
Account Value	$ 20,657	20,657	$ 20,657	20,657	$ 20,657		21,379		18,441		20,224		19,979			10,228		13,801	13,589	12,060	9,680	10,000
Average Annual Return, Percent	(3.38%)		15.09%		7.52%
S And P SmallCap 600 Value IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value Index™
Account Value	$ 19,518.394621013	19,518.394621013	$ 19,518.394621013	19,518.394621013	$ 19,518.394621013		20,171.1572766013		18,067.8216224262		19,387.2892180547		18,689.3327594947			9,193.63231749277		13,255.5750043682	13,314.6482227648	12,049.2105243052	9,692.07234657575	10,000
Average Annual Return, Percent	(3.24%)		16.25%		6.92%
Russell MidCap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell MidCap® Value Index
Account Value	$ 20,830.8822241419	20,830.8822241419	$ 20,830.8822241419	20,830.8822241419	$ 20,830.8822241419		20,370.5939754617		16,919.7849499859		18,637.723467804		16,722.2099338945			9,623.77577229055		12,684.6898568812	12,328.1826844278	11,575.5755821101	9,661.16819482248	10,000
Average Annual Return, Percent	2.27%		16.70%		7.62%
S And P 900 Value IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 900 Value Index™
Account Value	$ 25,846	25,846	$ 25,846	25,846	$ 25,846		24,810		19,839		19,918		17,725			11,615		13,399	12,669	11,778	9,795	10,000
Average Annual Return, Percent	4.18%		17.35%		9.96%
S And P 900 Growth IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 900 Growth Index™
Account Value	$ 35,417	35,417	$ 35,417	35,417	$ 35,417		32,421		24,286		28,515		24,353			15,182		15,721	14,036	11,756	10,134	10,000
Average Annual Return, Percent	9.26%		18.46%		13.48%
ICE Exchange Listed Preferred And Hybrid Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Exchange-Listed Preferred & Hybrid Securities Index
Account Value	$ 14,298.4405	14,298.4405	$ 14,298.4405	14,298.4405	$ 14,298.4405		14,036.83703		12,681.46275		13,884.32741		13,926.46993			10,806.94437		11,760.53407	11,330.07376	10,991.81395	10,367.14717	10,000
Average Annual Return, Percent	1.86%		5.76%		3.64%
FTSE Nareit All Residential Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Residential Capped Index
Account Value	$ 20,042.7809145182	20,042.7809145182	$ 20,042.7809145182	20,042.7809145182	$ 20,042.7809145182		16,264.9861149865		15,386.3263035337		20,124.52690204		15,193.7126777876			10,956.8655362146		13,506.7470815109	10,595.3707690919	11,151.7157138388	11,080.5679030238	10,000
Average Annual Return, Percent	23.22%		12.84%		7.20%
FTSE Nareit All Mortgage Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Mortgage Capped Index
Account Value	$ 12,840	12,840	$ 12,840	12,840	$ 12,840		12,062		10,274		13,789		13,963			6,741		13,967	12,466	12,044	9,247	10,000
Average Annual Return, Percent	6.44%		13.75%		2.53%
Russell Top 200 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Top 200® Growth Index
Account Value	$ 45,990	45,990	$ 45,990	45,990	$ 45,990		42,287		29,845		33,699		28,358			17,572		16,942	14,972	12,296	10,574	10,000
Average Annual Return, Percent	8.76%		21.22%		16.48%
Russell Top 200 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Top 200® Index
Account Value	$ 35,212	35,212	$ 35,212	35,212	$ 35,212		32,164		24,286		26,476		22,892			14,646		15,270	13,828	12,057	10,255	10,000
Average Annual Return, Percent	9.47%		19.18%		13.41%
Russell Top 200 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Top 200® Value Index
Account Value	$ 24,508	24,508	$ 24,508	24,508	$ 24,508		22,291		18,567		19,373		17,332			11,716		$ 13,557	$ 12,657	$ 11,812	$ 9,928	$ 10,000
Average Annual Return, Percent	9.95%		15.91%		9.38%
Underlying Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Underlying Index
Account Value	$ 21,650.8573	21,650.8573	$ 21,650.8573	$ 21,650.8573	$ 21,650.8573		20,074.42285		13,823.98247		14,916.75338		13,134.5621			$ 8,144.220492	$ 10,000
Average Annual Return, Percent	7.87%		21.60%	15.98%
MSCI USA Quality GARP Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Quality GARP Select Index
Average Annual Return, Percent				10.04%
Russell US Large Cap Factors Growth Style Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell US Large Cap Factors Growth Style Index
Average Annual Return, Percent	8.34%			17.25%
S And P 500 Sustainability Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Sustainability Screened Index®
Account Value	$ 17,970	$ 17,970	$ 17,970	$ 17,970	17,970	18,493	16,673	13,347	12,624	10,867	13,821	13,199	12,038	10,160	10,000
Average Annual Return, Percent	7.45%	13.76%
S And P MidCap 400 Sustainability Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Sustainability Screened Index®
Account Value	$ 16,540.2177125731	$ 16,540.2177125731	16,540.2177125731	16,540.2177125731	16,540.2177125731	17,775.9121136757	17,159.3411352713	14,026.2967982919	14,004.1077295641	12,130.4866891996	14,785.662537477	14,515.9778542827	14,352.9952268642	10,172.2784264	10,000
Average Annual Return, Percent	(3.59%)	11.78%
S And P SmallCap 600 Sustainability Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Sustainability Screened Index®
Account Value	$ 16,197	$ 16,197	$ 16,197	$ 16,197	$ 16,197	$ 17,800	$ 16,522	$ 13,929	$ 14,184	$ 12,690	$ 15,594	$ 15,710	$ 15,630	$ 10,129	$ 10,000
Average Annual Return, Percent	(1.96%)	11.25%